Inventories, Net - Schedule of Reserve for Obsolete Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reserve for Obsolete Inventories [Abstract]
Balance at January 1	$ 16,756	$ 17,234	$ 12,011
Additions, net of write-off	499		5,559
Foreign exchange difference	733	(478)	(336)
Balance at December 31	$ 17,988	$ 16,756	$ 17,234